Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings	$ 787,705	$ 560,080
Depletion and depreciation	383,052	168,921
Share based payment expense	10,457	9,307
Redeemed share based units	(31,907)	(2,453)
Other loss (income), net	70,188	24,985
Finance items, net	1,938	(4,659)
Loss on derivatives	2,355	0
Income tax expense	365,004	238,102
Accretion on long-term debt	298	0
Rehabilitation costs	33,730	0
Cash reclamation expenditures	(11,553)	(938)
Change in non-cash working capital	22,065	(25,400)
Operating cash flows before interest and income taxes	1,633,332	967,945
Interest received	3,543	6,941
Income tax paid	(321,084)	(55,496)
Net cash provided by operating activities	1,315,791	919,390
Investing activities
Additions to mining interests	(239,713)	(258,010)
Additions to plant and equipment	(343,014)	(198,413)
Investments in equity securities	(27,244)	(34,382)
Proceeds received from Newmont Option	75,000	0
Payments received from sub-leases	250	251
Sale of investments in equity securities	174,334	0
Other	(3,301)	1,449
Transfer from restricted cash, net	0	22,232
Cash and cash equivalents acquired in Detour acquisition	173,916	0
Net cash used in investing activities	(189,772)	(466,873)
Financing activities
Proceeds (Payments) From Lines Of Credit	(98,643)	0
Unwinding of derivative liabilities	(30,259)	0
Proceeds from exercise of stock options	3,581	2,622
Interest paid	(3,525)	(922)
Payment of lease obligations	(10,216)	(14,673)
Share repurchases	(732,436)	(42,775)
Payment of dividends	(115,942)	(29,470)
Net cash used in financing activities	(987,440)	(85,218)
Impact of foreign exchange on cash balances	1,853	7,680
Change in cash	140,432	374,979
Cash, beginning of year	707,206	332,227
Cash, end of year	$ 847,638	$ 707,206